FIST1 P-2

                         SUPPLEMENT DATED AUGUST 1, 2002
                              TO THE PROSPECTUS OF
                       FRANKLIN INVESTORS SECURITIES TRUST
     (Franklin Convertible Securities Fund, Franklin Equity Income Fund and
          Franklin Short-Intermediate U.S. Government Securities Fund)
                               dated March 1, 2002


The prospectus is amended as follows:

I. As of August 1, 2002, the Franklin Equity Income Fund offers four classes of shares: Class A, Class B, Class C and Class R.

II. The "Management" section on page 11 is replaced with the following:

[Insert graphic of briefcase] MANAGEMENT
                              ----------

Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, CA 94403-1906, is the Fund's investment manager. Together, Advisers and its affiliates manage over $278 billion in assets.

The team responsible for the Fund's management is:

Edward B. Jamieson, EXECUTIVE VICE PRESIDENT OF ADVISERS
Mr. Jamieson has been a manager of the Fund since 1987. He joined Franklin Templeton Investments in 1987.

Alan E. Muschott CFA, VICE PRESIDENT OF ADVISERS
Mr. Muschott has been a manager of the Fund since July 2002. He joined Franklin Templeton Investments in 1998.

Edward D. Perks CFA, VICE PRESIDENT OF ADVISERS
Mr. Perks has been a manager of the Fund since 1998. He joined Franklin Templeton Investments in 1992.

Raymond Chan CFA, PORTFOLIO MANAGER OF ADVISERS
Mr. Chan has been a manager of the Fund since 1998. He joined Franklin Templeton Investments in 1996.

The Fund pays Advisers a fee for managing the Fund's assets. For the fiscal year ended October 31, 2001, the Fund paid 0.56% of its average monthly net assets to the manager for its services.

[Insert graphic of percentage sign] Fees and Expenses
                                    -----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

                                 Class A    Class B    Class C    Class R/1
------------------------------------------------------------------------------
Maximum sales charge (load)
 as a percentage of offering     5.75%      4.00%      1.99%      1.00%
 price
  Load imposed on purchases      5.75%      None       1.00%      None
  Maximum deferred sales
   charge (load)                 None/2     4.00%/3    0.99%/4    1.00%

Please see "Choosing a Share Class" on page 36 for an explanation of how and when these sales charges apply.

Annual Fund Operating Expenses (expenses deducted from Fund assets)

                                 Class A    Class B    Class C    Class R/1
------------------------------------------------------------------------------
Management fees                  0.51%      0.51%      0.51%      0.51%
Distribution and service
 (12b-1) fees                    0.25%      0.99%      1.00%      0.50%
Other expenses                   0.23%      0.23%      0.23%      0.23%
                               -----------------------------------------------
Total annual Fund operating      0.99%      1.73%      1.74%      1.24%
expenses                       -----------------------------------------------

----------
1. The Fund began offering Class R shares on August 1, 2002. Annual Fund operating expenses are based on the expenses for Class A, B and C for the fiscal year ended October 31, 2001. The distribution and service (12b-1) fees are based on the maximum fees allowed under Class R's Rule 12b-1 plan.
2. There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see page 36) and purchases by certain retirement plans without an initial sales charge.
3. Declines to zero after six years.
4. This is equivalent to a charge of 1% based on net asset value.
----------


Example

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

o You invest $10,000 for the periods shown;
o Your investment has a 5% return each year; and
o The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        1 Year      3 Years        5 Years     10 Years
------------------------------------------------------------------------------
If you sell your shares at the end of the period:
Class A                 $670/1      $872           $1,091      $1,718
Class B                 $576        $845           $1,139      $1,845/2
Class C                 $374        $643           $1,034      $2,131
Class R                 $226        $393             $681      $1,500
If you do not sell your shares:
Class B                 $176        $545             $939      $1,845/2
Class C                 $275        $643           $1,034      $2,131
Class R                 $126        $393             $681      $1,500

----------
1. Assumes a contingent deferred sales charge (CDSC) will not apply.
2. Assumes conversion of Class B shares to Class A shares after eight years, lowering your annual expenses from that time on.
----------

III. The "Management" section on page 24 is replaced with the following:

 [Insert graphic of briefcase] MANAGEMENT
                               ----------

Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, CA 94403-1906, is the Fund's investment manager. Together, Advisers and its affiliates manage over $278 billion in assets.

The team responsible for the Fund's management is:

Frank Felicelli CFA, SENIOR VICE PRESIDENT OF ADVISERS
Mr. Felicelli has been a manager of the Fund since 1988. He joined Franklin Templeton Investments in 1986.

Derek Taner CFA, PORTFOLIO MANAGER OF ADVISERS
Mr. Taner has been a manager of the Fund since 2000. He joined Franklin Templeton Investments in 1991.

The Fund pays Advisers a fee for managing the Fund's assets. For the fiscal year ended October 31, 2001, the Fund paid 0.51% of its average monthly net assets to the manager for its services.

IV. The first paragraph under the section "Choosing a Share Class" on page 37 is replaced with the following:

Each class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. Your investment representative can help you decide.

                                        CLASS C
                                         (CONVERTIBLE
                    CLASS B (EQUITY     FUND AND EQUITY        CLASS R (EQUITY
CLASS A              FUND ONLY)           FUND ONLY)              FUND ONLY)
-------------------------------------------------------------------------------
o Initial           o No                o Initial sales        o No initial
  sales charge        initial             charge of 1%           sales charge
  of 5.75%            sales
  (Convertible        charge
  Fund and
  Equity Fund),
  2.25%
  (Short-Intermediate
  Fund) or less

o Deferred          o Deferred          o Deferred             o Except for
  sales charge        sales charge        sales charge           ValuSelect
  purchases of        of 4% on            of 1% on               plans for
  $1 million or       shares you          shares you             which Franklin
  within 18           sell within         sell within            Templeton
  months.             the first           18 months              Investments
                      year,                                      provides
                      declining                                  recordkeeping,
                      to 1%                                      deferred sales
                      within six                                 charge of 1%%
                      years and                                  on shares you
                      eliminated                                 sell within
                      after that                                 18 months
                                                                 (charged at
                                                                 plan level
                                                                 based on
                                                                 initial
                                                                 investment for
                                                                 Qualified
                                                                 plans).
o Lower             o Higher            o Higher               o Higher annual
  annual              annual              annual                 expenses than
  expenses than       expenses            expenses               Class A due to
  Class B, C or       than Class          than Class             higher
  R due to lower      A (same as          A (same as             distribution
  distribution        Class C)            Class B)               fees (lower
  fees                due to              due to                 than Class B
                      higher              higher                 and Class C).
                      distribution        distribution           No conversion
                      fees.               fees. No               to Class A
                      Automatic           conversion             shares, so
                      conversion          to Class A             annual
                      to Class A          shares, so             expenses do not
                      shares              annual                 decrease.
                      after               expenses
                      eight               do not
                      years,              decrease.
                      reducing
                      future
                      annual
                      expenses.

The Equity Fund began offering Class R shares on August 1, 2002.

IV. The following is added under the section "Choosing a Share Class" beginning on page 36:

Sales Charges - Class R - Equity Fund

With Class R shares, there is no initial sales charge.

RETIREMENT PLANS Class R shares are available to the following investors:

o Qualified Retirement Plans, including 401(k), profit sharing, money purchase pension and defined benefit plans; ERISA covered 403(b)s, and; certain non-qualified deferred compensation arrangements that operate in a similar manner to Qualified plans, such as 457 plans and executive deferred compensation arrangements, with assets less than $20 million,

o ValuSelect plans and other retirement plans where Franklin Templeton Investments contracts with the plan sponsor to provide participant level recordkeeping with assets less than $20 million, and

o Investors who open a Franklin Templeton IRA Rollover with less than $1 million from a retirement plan that offered Franklin Templeton funds other than a current or former Franklin Templeton employee or as the result of a spousal rollover, a QDRO, or a rollover of assets from a same employer sponsored Franklin Templeton money purchase plan in existence prior to August 1, 2002, to a new or existing Franklin Templeton profit sharing plan.

MAXIMUM PURCHASE AMOUNT The maximum lump sum amount you may invest in Class R share IRA Rollovers is $999,999. We place any investment of $1 million or more in Class A shares since Class A's annual expenses are lower. There is no maximum purchase amount for Qualified plans.

CDSC Except for ValuSelect plans and other retirement plans where Franklin Templeton Investments contracts with the plan sponsor to provide participant level recordkeeping, there is a 1% contingent deferred sales charge (CDSC) on any Class R shares you sell within 18 months of purchase. The CDSC is applied at the plan level based on initial investment for Qualified plans. The way we calculate the CDSC is the same for each class (please see CDSC section on page 38 of the Prospectus).

Distribution and service (12b-1) fees Class R has a distribution plan, sometimes known as a Rule 12b-1 plan, that allows the Fund to pay distribution and other fees of up to 0.50% per year for the sale of Class R shares and for services provided to shareholders. Because these fees are paid out of Class R's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

V. The paragraph heading on page 38 "Contingent Deferred Sales Charge (CDSC) - Class A, B & C" is replaced with the following:

Contingent Deferred Sales Charge (CDSC) - Class A, B, C & R

VI. The second paragraph under "Reinstatement Privilege" beginning on page 39 is replaced with the following:

If you paid a CDSC when you sold your Class A, C or R shares, we will credit your account with the amount of the CDSC paid but a new CDSC will apply. For Class B shares reinvested in Class A, a new CDSC will not apply, although your account will not be credited with the amount of any CDSC paid when you sold your Class B shares.

VII. The footnote under the section "Distribution Options" on page 44 is replaced with the following:

*Class B and C shareholders may reinvest their distributions in Class A shares of any Franklin Templeton money fund. ValuSelect plans and other retirement plans where Franklin Templeton Investments has contracted with the plan sponsor to provide participant level recordkeeping may direct distributions to Class A shares if Class R shares are not offered by that fund.

VIII. The following paragraph is added under the section "Exchange Privilege" beginning on page 46:

For ValuSelect plans and other retirement plans where Franklin Templeton Investments has contracted with the plan sponsor to provide participant level recordkeeping, you may exchange your Class R shares for Class A shares of another Franklin Templeton fund if that fund does not offer Class R shares.

IX. The section "Dealer Compensation" on page 53 is replaced with the following:

DEALER COMPENSATION Qualifying dealers who sell Fund shares may receive sales commissions and other payments. These are paid by Franklin Templeton Distributors, Inc. (Distributors) from sales charges, distribution and service (12b-1) fees and its other resources.

Convertible Fund (Class A and C only) and Equity Fund
                                    Class A    Class B    Class C    Class R
------------------------------------------------------------------------------
Commission (%)                       ---        4.00       2.00/3     1.00/5
Investment under $50,000             5.00       ---        ---
$50,000 but under $100,000           3.75       ---         ---
$100,000 but under $250,000          2.80       ---         ---
$250,000 but under $500,000          2.00       ---         ---
$500,000 but under $1 million        1.60       ---         ---
$1 million or more             up to 1.00/1     ---         ---
12b-1 fee to dealer                  0.25/1     0.25/2     1.00/4     0.35/5


Short-Intermediate Fund
                                    Class A
------------------------------------------------
Commission (%)                      ---
Investment under $100,000           2.00
$100,000 but under $250,000         1.50
$250,000 but under $500,000         1.00
$500,000 but under $1 million       0.85
$1 million or more            up to 0.75/1
12b-1 fee to dealer                 0.10/1

A dealer commission of up to 1% may be paid on Class A NAV purchases by certain retirement plans/1 and on Class C NAV purchases. A dealer commission of up to 0.25% may be paid on Class A NAV purchases by certain trust companies and bank trust departments, eligible governmental authorities, and broker-dealers or others on behalf of clients participating in comprehensive fee programs.

Market Timers. Please note that for Class A NAV purchases by Market Timers, including purchases of $1 million or more, dealers are not eligible to receive the dealer commission. Dealers, however, may be eligible to receive the 12b-1 fee from the date of purchase.

----------
1. For purchases at NAV where Distributors paid a prepaid commission, dealers may start to receive the 12b-1 fee in the 13th month after purchase.
2. Dealers may be eligible to receive up to 0.25% from the date of purchase. After 8 years, Class B shares convert to Class A shares and dealers may then receive the 12b-1 fee applicable to Class A.
3. Commission includes advance of the first year's 0.25% 12b-1 service fee.
4. Dealers may be eligible to receive up to 0.25% at time of purchase and may be eligible to receive 1.00% starting in the 13th month. During the first 12 months, the full 12b-1 fee will be paid to Distributors to partially offset commission and the prepaid service fee paid at the time of purchase.
5. Dealers may be eligible to receive a 12b-1 fee of 0.35% starting in the 13th month. During the first 12 months, the full 12b-1 fee will be paid to Distributors to partially offset commission paid at the time of purchase. Starting in the 13th month, Distributors will receive 0.15%. Dealers may be eligible to receive the full 0.50% 12b-1 fee starting at the time of purchase if they forego the prepaid commission.
----------

                Please keep this supplement for future reference.



FIST1 SA-1

                         SUPPLEMENT DATED AUGUST 1, 2002
                  TO THE STATEMENT OF ADDITIONAL INFORMATION OF
                       FRANKLIN INVESTORS SECURITIES TRUST
  (Franklin Convertible Securities Fund, Franklin Equity Income Fund, Franklin
               Short-Intermediate U.S. Government Securities Fund)
                               dated March 1, 2002


The Statement of Additional Information is amended as follows:

I. As of August 1, 2002, the Franklin Equity Income Fund offers four classes of shares: Class A, Class B, Class C and Class R.

II. The third paragraph under the section "Organization, Voting Rights and Principal Holders" on page 26 is replaced with the following:

The Convertible Fund currently offers two classes of shares, Class A and Class
C. The Equity Fund currently offers four classes of shares, Class A, Class B, Class C and Class R. The Equity Fund began offering Class R shares on August 1, 2002. The Short-Intermediate Fund currently offers two classes of shares, Class A and Advisor Class. Each fund may offer additional classes of shares in the future. The full title of each class is:

o Franklin Convertible Securities Fund - Class A
o Franklin Convertible Securities Fund - Class C
o Franklin Equity Income Fund - Class A
o Franklin Equity Income Fund - Class B
o Franklin Equity Income Fund - Class C
o Franklin Equity Income Fund - Class R
o Franklin Short-Intermediate U.S. Government Securities Fund - Class A
o Franklin Short-Intermediate U.S. Government Securities Fund - Advisor Class

III. The following is added to the section "Organization, Voting Rights and Principal Holders" beginning on page 26:

As of May 23, 2002, the principal shareholders of the Fund, beneficial or of record, were:

Name and Address                             Share Class   Percentage (%)
--------------------------------------------------------------------------
Short-Intermediate Fund
FTB&T TTEE For Defined Contribution SVCS     Advisor Class      78.39
Franklin Resources PSP
Attn Securities Settlement
PO Box 2438
Rancho Cordova, CA
95741-2438


Note: Charles B. Johnson and Rupert H. Johnson, Jr., who are officers and/or trustees of the Trust, serve on the administrative committee of the Franklin Templeton Profit Sharing 401(k) Plan, which owns shares of the Fund. In that capacity, they participate in the voting of such shares. Charles B. Johnson and Rupert H. Johnson, Jr. disclaim beneficial ownership of any share of the Fund owned by the Franklin Templeton Profit Sharing 401(k) Plan.

As of May 23, 2002, the officers and board members, as a group, owned of record and beneficially less than 1% of the outstanding shares of each class. The board members may own shares in other funds in Franklin Templeton Investments.

IV. The first paragraph under the section "Buying and Selling Shares - Initial sales charges" on page 28 is replaced with the following:

The maximum initial sales charge is 5.75% for the Convertible Fund - Class A and the Equity Fund - Class A; 2.25% for the Short-Intermediate Fund - Class A; 1% for the Convertible Fund - Class C and the Equity Fund - Class C. There is no initial sales charge for Class B and Class R.

V. The following paragraph is added under the second paragraph under "Buying and Selling Shares - Retirement plans" on page 30:

The following investors are eligible to buy Class R shares: (i) Qualified Retirement Plans, ERISA covered 403(b)'s and certain non-qualified deferred compensation arrangements that operate in a similar manner to Qualified Retirement Plans, such as 457 plans and executive deferred compensation arrangements, with assets less than $20 million, (ii) ValuSelect plans and other retirement plans where Franklin Templeton Investments contracts with the plan sponsor to provide participant level recordkeeping with assets less than $20 million, and (iii) investors who open an IRA Rollover with less than $1 million from a retirement plan that offered Franklin Templeton funds other than a current or former Franklin Templeton employee or as the result of a spousal rollover, a QDRO or a rollover of assets from a same employer sponsored Franklin Templeton money purchase pension plan in existence prior to August 1, 2002, to a new or existing Franklin Templeton profit sharing plan.

VI. The first paragraph under the section "Buying and Selling Shares - Contingent deferred sales charge (CDSC)" on page 31 is replaced with the following:

If you invest $1 million or more in Class A shares, either as a lump sum or through our cumulative quantity discount or letter of intent programs, a CDSC may apply on any shares you sell within 18 months of purchase. For purchases made prior to February 1, 2002, a CDSC of 1% may apply to shares redeemed within 12 months of purchase. For Class C and Class R shares, a CDSC may apply if you sell your shares within 18 months of purchase. For Class R shares, except for ValuSelect plans and other retirement plans where Franklin Templeton Investments contracts with the plan sponsor to provide participant level recordkeeping, the CDSC is applied at the plan level based on initial investment for qualified plans. The CDSC is 1% of the value of the shares sold or the net asset value at the time of purchase, whichever is less.

VII. The following is added under the section "Buying and Selling Shares - CDSC waivers" on page 32:

o Redemptions of Class R shares by investors if the securities dealer of record waived its commission in connection with the purchase.

VIII. The following is added under the section "Buying and Selling Shares," beginning on page 27:

Conversion of Class R shares to Class A shares Effective October 1, 2002, when ValuSelect plans and other retirement plans where Franklin Templeton Investments contracts with the plan sponsor to provide participant level recordkeeping reach $20 million, assets may be transferred from Class R shares into Class A shares at NAV if Franklin Templeton Investments is notified by the plan sponsor. For all other Qualified Retirement Plans, when plan assets reach $20 million, assets may be transferred from Class R shares into Class A shares at NAV if Franklin Templeton Investments is notified by the plan sponsor.

IX. The first two paragraphs under "The Underwriter - Distribution and service (12b-1) fees - The Class B and C plans" on page 36 are replaced with the following:

The Class B (Equity Fund only), C (Convertible Fund and Equity Fund) and R (Equity Fund only) plans. For Class B and C shares, the Fund pays Distributors up to 1.00% per year of the class's average daily net assets, out of which 0.25% may be paid for services to the shareholders (service fees). For Class R shares, the Fund pays Distributors up to 0.50% per year of the class's average daily net assets. The Class B, C and R plans also may be used to pay Distributors for advancing commissions to securities dealers with respect to the initial sale of Class B, C and R shares. Class B plan fees payable to Distributors are used by Distributors to pay third party financing entities that have provided financing to Distributors in connection with advancing commissions to securities dealers. Resources owns a minority interest in one of the third party financing entities.

The Class B, C and R plans are compensation plans. They allow the Fund to pay a fee to Distributors that may be more than the eligible expenses Distributors has incurred at the time of the payment. Distributors must, however, demonstrate to the board that it has spent or has near-term plans to spend the amount received on eligible expenses. The Fund will not pay more than the maximum amount allowed under the plans.

X. The subheading "The Class A, B and C plans" under "The Underwriter - Distribution and service (12b-1) fees" on page 36 is replaced with "The Class A, B, C and R plans."

XI. The first paragraph under "Performance" on page 36 is replaced with the following:

Performance quotations are subject to SEC rules. These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by the Fund be accompanied by certain standardized performance information computed as required by the SEC. Average annual total return before taxes, average annual total return after taxes on distributions, average annual total return after taxes on distributions and sale of sharesand current yield quotations used by the Fund are based on the standardized methods of computing performance mandated by the SEC. Unless otherwise noted, performance figures reflect Rule 12b-1 fees from the date of the plan's implementation. An explanation of these and other methods used by the Fund to compute or express performance follows. Regardless of the method used, past performance does not guarantee future results, and is an indication of the return to shareholders only for the limited historical period used.

Effective August 1, 2002, the Equity Fund began offering Class R shares, which do not have initial sales charges. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to August 1, 2002, a restated figure is used based on the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, reflecting the Rule 12b-1 rate differential between Class A and R; and (b) for periods after August 1, 2002, Class R standardized performance quotations are calculated as described below.

                Please keep this supplement for future reference.